Fair value of financial instruments (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument

	As at April 30, 2025
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$56,275	$–	$–	$9,695	$9,695	$65,970	$65,970
Securities
Trading	183,776	5,361	–	–	–	–	189,137	189,137
Investment, net of applicable allowance	–	–	201,580	1,360	100,420	97,703	303,360	300,643
	183,776	5,361	201,580	1,360	100,420	97,703	492,497	489,780
Assets purchased under reverse repurchase agreements and securities borrowed	226,379	–	–	–	75,548	75,538	301,927	301,917
Loans, net of applicable allowance
Retail	910	–	461	–	630,071	630,062	631,442	631,433
Wholesale	7,006	2,807	709	–	365,342	362,888	375,864	373,410
	7,916	2,807	1,170	–	995,413	992,950	1,007,306	1,004,843
Other
Derivatives	188,211	–	–	–	–	–	188,211	188,211
Other assets (1)	12,686	–	–	–	56,636	56,636	69,322	69,322
Financial liabilities
Deposits
Personal	$557	$33,593			$485,022	$487,618	$519,172	$521,768
Business and government (2)	210	167,383			725,980	727,418	893,573	895,011
Bank (3)	–	2,920			31,121	31,137	34,041	34,057
	767	203,896			1,242,123	1,246,173	1,446,786	1,450,836
Other
Obligations related to securities sold short	46,823	–			–	–	46,823	46,823
Obligations related to assets sold under repurchase agreements and securities loaned	–	240,561			40,765	40,765	281,326	281,326
Derivatives	194,344	–			–	–	194,344	194,344
Other liabilities (4)	556	16,990			60,460	60,466	78,006	78,012
Subordinated debentures	–	–			13,745	13,788	13,745	13,788

	As at October 31, 2024
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$53,996	$–	$–	$12,024	$12,024	$66,020	$66,020
Securities
Trading	182,346	954	–	–	–	–	183,300	183,300
Investment, net of applicable allowance	–	–	155,118	1,242	100,258	96,336	256,618	252,696
	182,346	954	155,118	1,242	100,258	96,336	439,918	435,996
Assets purchased under reverse repurchase agreements and securities borrowed	284,311	–	–	–	66,492	66,492	350,803	350,803
Loans, net of applicable allowance
Retail	915	–	580	–	622,098	619,320	623,593	620,815
Wholesale	6,177	2,030	1,003	–	348,577	345,561	357,787	354,771
	7,092	2,030	1,583	–	970,675	964,881	981,380	975,586
Other
Derivatives	150,612	–	–	–	–	–	150,612	150,612
Other assets (1)	11,770	–	–	–	50,093	50,093	61,863	61,863
Financial liabilities
Deposits
Personal	$508	$33,799			$487,832	$490,170	$522,139	$524,477
Business and government (2)	191	156,238			683,241	684,748	839,670	841,177
Bank (3)	–	10,530			37,192	37,183	47,722	47,713
	699	200,567			1,208,265	1,212,101	1,409,531	1,413,367
Other
Obligations related to securities sold short	35,286	–			–	–	35,286	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	–	270,663			34,658	34,658	305,321	305,321
Derivatives	163,763	–			–	–	163,763	163,763
Other liabilities (4)	(1,407)	–			69,597	69,850	68,190	68,443
Subordinated debentures	–	–			13,546	13,602	13,546	13,602

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair

value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	April 30, 2025						October 31, 2024
	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value
Financial assets
Interest-bearing deposits with banks	$–	$56,275	$–	$		$56,275	$–	$53,996	$–	$		$53,996
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	10,101	1,914	–			12,015	11,611	2,173	–			13,784
Provincial and municipal	–	17,472	–			17,472	–	16,588	–			16,588
U.S. federal, state, municipal and agencies (1), (2)	1,213	38,491	–			39,704	1,852	29,136	–			30,988
Other OECD government (3)	8,305	6,018	–			14,323	2,481	2,153	–			4,634
Mortgage-backed securities (1)	–	93	–			93	–	3	–			3
Asset-backed securities	–	890	–			890	–	1,434	–			1,434
Corporate debt and other debt	–	22,866	32			22,898	–	26,195	–			26,195
Equities	76,450	2,637	2,655			81,742	84,814	2,316	2,544			89,674
	96,069	90,381	2,687			189,137	100,758	79,998	2,544			183,300
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	16,813	11,007	–			27,820	4,623	8,546	–			13,169
Provincial and municipal	–	9,953	–			9,953	–	7,554	–			7,554
U.S. federal, state, municipal and agencies (1)	139	103,808	–			103,947	42	80,224	–			80,266
Other OECD government	6,579	9,525	–			16,104	2,370	7,786	–			10,156
Mortgage-backed securities (1)	–	2,447	31			2,478	–	2,603	31			2,634
Asset-backed securities	–	9,887	–			9,887	–	9,357	–			9,357
Corporate debt and other debt	–	31,257	134			31,391	–	31,839	143			31,982
Equities	454	336	570			1,360	432	304	506			1,242
	23,985	178,220	735			202,940	7,467	148,213	680			156,360
Assets purchased under reverse repurchase agreements and securities borrowed	–	226,379	–			226,379	–	284,311	–			284,311
Loans	–	10,686	1,207			11,893	–	8,924	1,781			10,705
Other
Derivatives
Interest rate contracts	–	26,685	317			27,002	–	27,719	354			28,073
Foreign exchange contracts	–	134,792	–			134,792	–	98,480	3			98,483
Credit derivatives	–	429	–			429	–	273	–			273
Other contracts	1,322	28,178	53			29,553	2,553	23,830	21			26,404
Valuation adjustments	–	(1,215)	25			(1,190)	–	(1,067)	14			(1,053)
Total gross derivatives	1,322	188,869	395			190,586	2,553	149,235	392			152,180
Netting adjustments					(2,375)	(2,375)					(1,568)	(1,568)
Total derivatives						188,211						150,612
Other assets	5,510	7,171	5			12,686	5,291	6,472	7			11,770
	$126,886	$757,981	$5,029		$(2,375)	$887,521	$116,069	$731,149	$5,404		$(1,568)	$851,054
Financial liabilities
Deposits
Personal	$–	$33,608	$542	$		$34,150	$–	$33,829	$478	$		$34,307
Business and government	–	167,593	–			167,593	–	156,429	–			156,429
Bank	–	2,920	–			2,920	–	10,530	–			10,530
Other
Obligations related to securities sold short	14,539	32,284	–			46,823	15,172	20,114	–			35,286
Obligations related to assets sold under repurchase agreements and securities loaned	–	240,561	–			240,561	–	270,663	–			270,663
Derivatives
Interest rate contracts	–	22,032	839			22,871	–	24,852	847			25,699
Foreign exchange contracts	–	133,861	53			133,914	–	93,164	54			93,218
Credit derivatives	–	396	–			396	–	218	–			218
Other contracts	2,272	37,215	445			39,932	3,212	42,961	324			46,497
Valuation adjustments	–	(394)	–			(394)	–	(297)	(4)			(301)
Total gross derivatives	2,272	193,110	1,337			196,719	3,212	160,898	1,221			165,331
Netting adjustments					(2,375)	(2,375)					(1,568)	(1,568)
Total derivatives						194,344						163,763
Other liabilities	315	17,231	–			17,546	287	(1,694)	–			(1,407)
	$17,126	$687,307	$1,879		$(2,375)	$703,937	$18,671	$650,769	$1,699		$(1,568)	$669,571

(1)	As at April 30, 2025, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of Trading securities were $
19,515
million

and $nil (October 31, 2024 – $17,154 million and $nil), respectively, and in all fair value levels of Investment securities were $28,298 million

and $2,478
million

(October 31, 2024 – $27,048 million and $
2,568
million), respectively.
(2)	United States (U.S.).
(3)	Organisation for Economic Co-operation and Development (OECD).

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes
in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended April 30, 2025
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$–	$–	$–	$–	$–	$32	$–	$32	$–
Equities	2,643	(6)	(73)	127	(36)	–	–	2,655	(6)
	2,643	(6)	(73)	127	(36)	32	–	2,687	(6)
Investment
Mortgage-backed securities	32	–	(1)	–	–	–	–	31	n.a.
Corporate debt and other debt	142	–	(4)	–	(4)	–	–	134	n.a.
Equities	523	–	15	32	–	–	–	570	n.a.
	697	–	10	32	(4)	–	–	735	n.a.
Loans	1,876	98	(23)	51	(795)	–	–	1,207	20
Other
Net derivative balances (3)
Interest rate contracts	(535)	(47)	2	28	2	7	21	(522)	(46)
Foreign exchange contracts	(66)	3	3	–	(1)	–	8	(53)	2
Other contracts	(455)	101	16	–	3	(49)	(8)	(392)	125
Valuation adjustments	8	–	–	16	1	–	–	25	–
Other assets	7	–	–	–	(2)	–	–	5	–
	$4,175	$149	$(65)	$254	$(832)	$(10)	$21	$3,692	$95
Liabilities
Deposits	$(634)	$8	$7	$(169)	$26	$(44)	$264	$(542)	$9
	$(634)	$8	$7	$(169)	$26	$(44)	$264	$(542)	$9

	For the three months ended April 30, 2024
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$–	$–	$–	$–	$–	$–	$–	$–	$–
Equities	2,286	(36)	28	131	(16)	–	(1)	2,392	(12)
	2,286	(36)	28	131	(16)	–	(1)	2,392	(12)
Investment
Mortgage-backed securities	30	–	–	–	–	–	–	30	n.a.
Corporate debt and other debt	148	–	1	–	(5)	–	–	144	n.a.
Equities	462	–	9	3	–	2	–	476	n.a.
	640	–	10	3	(5)	2	–	650	n.a.
Loans	1,815	(8)	12	202	(47)	3	(140)	1,837	(4)
Other
Net derivative balances (3)
Interest rate contracts	(535)	(77)	–	(26)	(3)	(5)	(1)	(647)	(62)
Foreign exchange contracts	(49)	10	4	10	(2)	2	(2)	(27)	13
Other contracts	(349)	8	(8)	(33)	3	(79)	160	(298)	–
Valuation adjustments	4	–	–	(2)	(8)	–	–	(6)	–
Other assets	10	–	–	–	(1)	–	–	9	–
	$3,822	$(103)	$46	$285	$(79)	$(77)	$16	$3,910	$(65)
Liabilities
Deposits	$(429)	$(4)	$(2)	$(235)	$25	$(89)	$101	$(633)	$6
	$(429)	$(4)	$(2)	$(235)	$25	$(89)	$101	$(633)	$6

	For the six months ended April 30, 2025
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$–	$–	$–	$–	$–	$32	$–	$32	$–
Equities	2,544	(70)	(14)	334	(140)	1	–	2,655	(48)
	2,544	(70)	(14)	334	(140)	33	–	2,687	(48)
Investment
Mortgage-backed securities	31	–	–	–	–	–	–	31	n.a.
Corporate debt and other debt	143	–	2	–	(11)	–	–	134	n.a.
Equities	506	–	35	32	(3)	–	–	570	n.a.
	680	–	37	32	(14)	–	–	735	n.a.
Loans	1,781	95	–	141	(814)	7	(3)	1,207	19
Other
Net derivative balances (3)
Interest rate contracts	(493)	(35)	2	(39)	5	9	29	(522)	(34)
Foreign exchange contracts	(51)	(11)	3	1	(1)	–	6	(53)	(23)
Other contracts	(303)	80	3	(12)	7	(274)	107	(392)	109
Valuation adjustments	18	–	–	6	1	–	–	25	–
Other assets	7	–	–	–	(2)	–	–	5	–
	$4,183	$59	$31	$463	$(958)	$(225)	$139	$3,692	$23
Liabilities
Deposits	$(478)	$9	$1	$(401)	$88	$(210)	$449	$(542)	$46
	$(478)	$9	$1	$(401)	$88	$(210)	$449	$(542)	$46

	For the six months ended April 30, 2024
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$–	$–	$–	$–	$–	$–	$–	$–	$–
Equities	2,266	(54)	(8)	229	(40)	–	(1)	2,392	(8)
	2,266	(54)	(8)	229	(40)	–	(1)	2,392	(8)
Investment
Mortgage-backed securities	29	–	1	–	–	–	–	30	n.a.
Corporate debt and other debt	149	–	4	–	(9)	–	–	144	n.a.
Equities	466	–	5	3	–	2	–	476	n.a.
	644	–	10	3	(9)	2	–	650	n.a.
Loans	1,859	(54)	4	367	(240)	41	(140)	1,837	(50)
Other
Net derivative balances (3)
Interest rate contracts	(662)	3	–	(14)	13	12	1	(647)	17
Foreign exchange contracts	(49)	(1)	5	15	3	2	(2)	(27)	3
Other contracts	(438)	(115)	6	(48)	1	(86)	382	(298)	(64)
Valuation adjustments	3	–	–	(1)	(8)	–	–	(6)	–
Other assets	11	–	–	–	(2)	–	–	9	–
	$3,634	$(221)	$17	$551	$(282)	$(29)	$240	$3,910	$(102)
Liabilities
Deposits	$(383)	$(51)	$1	$(357)	$38	$(90)	$209	$(633)	$(28)
	$(383)	$(51)	$1	$(357)	$38	$(90)	$209	$(633)	$(28)

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $
16 million
for the three months ended April 30, 2025 (April 30, 2024 – gains or losses of $
nil
) and gains of $
31
million for the six months ended April 30, 2025 (April 30, 2024 – gains of $
10
million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at April 30, 2025 included derivative assets of $ 395 million (April 30, 2024 – $ 300 million) and derivative liabilities of $ 1,337 million (April 30, 2024 – $ 1,278 million).
n.a.	not applicable

Summary of Net Interest Income From Financial Instruments
Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended		For the six months ended
(Millions of Canadian dollars)	April 30 2025	April 30 2024	April 30 2025	April 30 2024
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$7,332	$9,431	$15,254	$18,905
Financial instruments measured at fair value through other comprehensive income	2,106	1,627	4,155	3,235
Financial instruments measured at amortized cost	15,532	14,696	32,016	29,223
	24,970	25,754	51,425	51,363
Interest expense (1)
Financial instruments measured at fair value through profit or loss	7,317	8,711	15,362	17,795
Financial instruments measured at amortized cost	9,597	10,420	20,059	20,613
	16,914	19,131	35,421	38,408
Net interest income	$8,056	$6,623	$16,004	$12,955

(1)	Excludes interest and dividend income for the three months ended April 30, 2025 of $292 million (April 30, 2024 – $162 million) and for the six months ended April 30, 2025 of $657 million (April 30, 2024 – $434 million), and interest expense for the three months ended April 30, 2025 of $75 million
(April 30, 2024 – $12 million) and for the six months ended April 30, 2025 of $118 million (April 30, 2024 – $23 million) presented in Insurance investment result in the Interim Condensed Consolidated Statements of Income.
(2)	Includes dividend income for the three months ended April 30, 2025 of $1,003 million

(April 30, 2024 – $776 million) and for the six months ended April 30, 2025 of $1,999 million (April 30, 2024 – $1,733 million) presented in Interest and dividend income in the Interim Condensed Consolidated Statements of Income.